Common Stock (Details) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 22, 2021	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 19, 2024	Dec. 20, 2021
Common Stock (Details) [Line Items]
Common stock, shares authorized					40,000,000		40,000,000	40,000,000
Number of votes					one			one
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001
Cancellation shares of common stock
Stock option exercised
Common stock, shares issued					5,604,651		5,604,651	5,604,651
Common stock, shares outstanding					5,604,651		5,604,651	5,604,651
Common stock, dividend shares
NorthView Acquisition Corp [Member]
Common Stock (Details) [Line Items]
Common stock, shares authorized					100,000,000		100,000,000
Number of votes					one		one
Preferred stock, shares authorized					1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001
Cancellation shares of common stock		862,500
Common stock, shares issued					5,193,750		5,193,750	5,193,750
Common stock, shares outstanding					5,193,750		5,193,750	5,193,750
Common stock subject to redemption					154,561		687,519	833,469	687,519
Voting shares percentage					50.00%		50.00%
NorthView Acquisition Corp [Member] | Sponsor [Member]
Common Stock (Details) [Line Items]
Share issued amount (in Dollars)			$ 25,000
Price per share (in Dollars per share)			$ 0.005
Founder Shares [Member] | NorthView Acquisition Corp [Member] | Sponsor [Member]
Common Stock (Details) [Line Items]
Founder shares issued										4,743,750
Founder Shares [Member] | NorthView Acquisition Corp [Member] | Sponsor [Member]
Common Stock (Details) [Line Items]
Founder shares outstanding										(1)
Founder shares issued										4,743,750
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member]
Common Stock (Details) [Line Items]
Price per share (in Dollars per share)	$ 10
Stock option exercised	37,500
Common Stock [Member]
Common Stock (Details) [Line Items]
Stock option exercised								33,750
Common Stock [Member] | NorthView Acquisition Corp [Member]
Common Stock (Details) [Line Items]
Shares issued	450,000		5,175,000
Price per share (in Dollars per share)	$ 10
Common stock, shares outstanding					738,075		738,075
Common Stock [Member] | NorthView Acquisition Corp [Member] | Sponsor [Member]
Common Stock (Details) [Line Items]
Cancellation shares of common stock		862,500		862,500
Common stock, description					On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock		On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock
Founder shares outstanding										(1)